AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 17, 1998

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     _X_
(File No. 33-42101)
Post-Effective Amendment No.   15

                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             _X_
(File No. 811-6373)
Post-Effective Amendment No.  16


                             SIT MUTUAL FUNDS, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                4600 Norwest Center, Minneapolis, Minnesota 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (612) 332-3223
              (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                        Paul E. Rasmussen, Vice President
                                Sit Mutual Funds
                               4600 Norwest Center
                          Minneapolis, Minnesota 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
                             Michael J. Radmer, Esq.
                              Dorsey & Whitney LLP
                           220 Pillsbury Center South
                          Minneapolis, Minnesota 55402

It is proposed that this filing will become effective (check appropriate box):

     XX immediately upon filing pursuant to paragraph (b) of rule 485 ___ on (specify date) pursuant to paragraph (b) of rule 485
     ___ 60 days after filing pursuant to paragraph (a)(1) of rule 485
     ___ on (specify date) pursuant to paragraph (a)(1) of rule 485
     ___ 75 days after filing pursuant to paragraph (a)(2) of rule 485
     ___ on (specify date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

     ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. A Rule 24f-2 Notice for the Registrant's most recent fiscal year was filed with the Securities and Exchange Commission on or about August 11, 1997.

                             SIT MUTUAL FUNDS, INC.
                                    FORM N-1A
                              CROSS-REFERENCE SHEET


ITEM
NUMBER  CAPTION                             PROSPECTUS CAPTION
------  -------                             ------------------
1       Cover Page                          Inside Cover of Prospectus

2       Synopsis                            Prospectus Summary

3       Condensed Financial Information     Not Applicable

4       General Description of Registrant   Investment Objective and Investment Policies; Capitalization
                                            and Voting Rights; Additional Information

5       Management of the Fund              Summary of Fund Expenses; Custodian and Transfer Agent; Management;
                                            Additional Information

6       Capital Stock and Other             Dividend Reinvestment; Securities Exchanges; Capitalization
                                            and Voting Rights; Taxes; Additional Information

7       Purchase of Securities Being        How to Purchase Fund Shares; Exchanges; Retirement
        Offered                             Accounts; Computation of Net Asset Value

8       Redemption or Repurchase            Redemption of Fund Shares

9       Pending Legal Proceedings           Not Applicable

10      Cover Page                          Cover Page of Statement of Additional Information

11      Table of Contents                   Table of Contents

12      General Information and History     Not Applicable

13      Investment Objective and Policies   Additional Investment Restrictions;

14      Management of the Fund              Management; Investment Adviser

15      Control Persons and Principal       Control Persons and Principal Holders of Securities
        Holders of Securities


ITEM
NUMBER  CAPTION                             STATEMENT OF ADDITIONAL INFORMATION CAPTION
------  -------                             -------------------------------------------
16      Investment Advisory and Other       Investment Adviser
        Services

17      Brokerage Allocation                Brokerage

18      Capital Stock and Other Securities  In Prospectus - Capitalization and Voting Rights

19      Purchase, Redemption and Pricing    Computation of Net Asset Value
        of Securities Being Offered

20      Tax Status                          Taxes

21      Underwriters                        Distributor

22      Calculation of Performance Data     Calculation of Performance Data

23      Financial Statements                Financial Statements

                                     PART A

                                   PROSPECTUS

         The prospectus of the Registrant for Sit Science and Technology Growth Fund (Series E) and Sit Regional Growth Fund (Series F) dated November 28, 1997, as filed pursuant to Rule 485(b)(1)(ii) under the Securities Act of 1933 on November 3, 1997, is hereby incorporated by reference to such filing with the Securities and Exchange Commission.

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

         The Statement of Additional Information of the Registrant for Sit Science and Technology Growth Fund (Series E) and Sit Regional Growth Fund (Series F) dated November 28, 1997, as filed pursuant to Rule 485(b)(1)(ii) under the Securities Act of 1933 on November 3, 1997, is hereby incorporated by reference to such filing with the Securities and Exchange Commission.

         Financial Statements for the period ended March 31, 1998 for Series E and Series F are attached in compliance with the undertaking to file an amendment containing current financial statements for Series E and Series F within four to six months from the November 28, 1997 effective date of such Series' original public offering.

                       SCIENCE AND TECHNOLOGY GROWTH FUND
                                 MARCH 31, 1998

ASSETS
              LT Investments @ Market                             3,638,012.50
              ST Securities
              Cash                                                  145,776.31
              Rec - Fund shares Sold                                  5,300.00
              Rec - Investments Sold
              Rec - Dividends                                           902.16
              Rec - Interest                                            326.31
              Rec - NAV G/L                                            (200.89)
                                                                 -------------
              Total Assets                                        3,790,116.39

 LIABILITIES
              Payable - Inv.  Securities Purchased
              Payable - Fund Shares Redeemed
              Payable - Daily Expense                                 3,812.66
              Payable - Misc
                                                                 -------------
              Total Liablilites                                       3,812.66

 NET ASSETS                                                       3,786,303.73

              Shares Outstanding                                   339,187.674
              NAV per share                                              11.16

--------------------------------------------------------------------------------

CAPITAL

             Cap Stock (Par + APIC)                               3,412,158.44
             Beg. Undistributed Net Inv Income
             Beginning Undistributed Gains
                                                                 -------------
             Total Capital                                        3,412,158.44

NET INCOME (11/28/97 - 3/31/98)                                     374,145.29
                                                                 -------------

NET CAPITAL                                                       3,786,303.73

--------------------------------------------------------------------------------

                       NOVEMBER 28, 1997 - MARCH 31, 1998
INCOME
             Dividend Income                                          1,648.66
             Interest Income                                            540.69
             Balanced Credit Earned                                     226.43
             Accretion on Investments                                 8,802.12
                                                                 -------------
             Total Income                                            11,217.90

GAIN OR LOSS
             Short Short Gains                                       42,624.28
             Short Term Gains
             Short Term Losses                                     (105,138.97)
             Long Term Gains
             Long Term Losses
             UMGL Investments                                       435,235.82
             Capital Gains - Distributed
                                                                 -------------
             Total Gain or Loss                                     372,721.13

EXPENSES
             Amortization Expense
             Daily Expense Accrual
             Expense Advisory Fee                                    (9,793.74)
                                                                 -------------
             Total Expenses                                          (9,793.74)

NET INCOME                                                          374,145.29

                            SIT REGIONAL GROWTH FUND
                                 MARCH 31, 1998

ASSETS
              LT Investments @ Market                             3,693,156.25
              ST Securities
              Cash                                                  255,366.53
              Rec - Fund shares Sold                                  4,528.00
              Rec - Investments Sold
              Rec - Dividends                                         2,427.00
              Rec - NAV G/L                                             210.73
                                                                 -------------
              Total Assets                                        3,955,688.51

 LIABILITIES
              Payable - Inv.  Securities Purchased
              Payable - Fund Shares Redeemed
              Payable - Daily Expense                                 3,190.02
              Payable - Misc
                                                                 -------------
              Total Liablilites                                       3,190.02

 NET ASSETS                                                       3,952,498.49

              Shares Outstanding                                   355,118.257
              NAV per share                                              11.13

--------------------------------------------------------------------------------

CAPITAL

             Cap Stock (Par + APIC)                               3,556,788.23
             Beg. Undistributed Net Inv Income
             Beginning Undistributed Gains
                                                                 -------------
             Total Capital                                        3,556,788.23

NET INCOME (11/28/97 - 3/31/98)                                     395,710.26
                                                                 -------------

NET CAPITAL                                                       3,952,498.49

--------------------------------------------------------------------------------

                       NOVEMBER 28, 1997 - MARCH 31, 1998
INCOME
             Dividend Income                                          6,563.00
             Interest Income
             Balanced Credit Earned                                     299.70
             Accretion on Investments                                 9,322.92
                                                                 -------------
             Total Income                                            16,185.62

GAIN OR LOSS
             Short Short Gains                                       31,897.59
             Short Term Gains
             Short Term Losses                                      (26,594.66)
             Long Term Gains
             Long Term Losses
             UMGL Investments                                       382,392.01
             Capital Gains - Distributed
                                                                 -------------
             Total Gain or Loss                                     387,694.94

EXPENSES
             Amortization Expense
             Daily Expense Accrual
             Expense Advisory Fee                                    (8,170.30)
                                                                 -------------
             Total Expenses                                          (8,170.30)

NET INCOME                                                          395,710.26

                                     PART C

                                OTHER INFORMATION

         Part C of the Registrant for Sit Science and Technology Growth Fund (Series E) and Sit Regional Growth Fund (Series F) dated November 28, 1997, as filed pursuant to Rule 485(b)(1)(ii) under the Securities Act of 1933 on November 3, 1997, is hereby incorporated by reference to such filing with the Securities and Exchange Commission.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Minneapolis, State of Minnesota, on the 17th day of April, 1998.

                                 SIT MUTUAL FUNDS,  INC.
                                 (Registrant)

                                 By /s/ Eugene C. Sit
                                    ----------------------------------
                                    Eugene C. Sit, Chairman

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. All revisions reflected in the enclosed Amendment are stylistic or otherwise, by themselves, would not have necessitated a Rule 485(a) filing. The enclosed Amendment does not contain disclosures which would render it ineligible to become effective pursuant to Rule 485(b).

    Signature and Title
    -------------------


 /s/ Eugene C. Sit                                        Dated:  April 17, 1998
-------------------------------------------
Eugene C. Sit  Chairman
(Principal Executive Officer and Director)


 /s/ Paul E. Rasmussen                                    Dated:  April 17, 1998
-------------------------------------
Paul E. Rasmussen, Treasurer
(Principal Financial Officer and Accounting Officer)

William E. Frenzel, Director *

John E. Hulse, Director *

Sidney L. Jones, Director *

Peter L. Mitchelson, Director *

Donald W. Phillips, Director *


* By /s/ Eugene C. Sit                                    Dated:  April 17, 1998
    -------------------------------------
     Eugene C. Sit, Attorney-in-fact
     (Pursuant to Powers of Attorney filed
     previously with the Commission.)